INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2023
INCOME AND MINING TAXES
INCOME AND MINING TAXES

25.INCOME AND MINING TAXES

Income and mining taxes expense is made up of the following components:

	Year Ended December 31,
	2023	2022
Current income and mining taxes	$365,721	$277,076
Deferred income and mining taxes:
Origination and reversal of temporary differences	52,041	168,098
Total income and mining taxes expense	$417,762	$445,174

The income and mining taxes expense is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	Year Ended December 31,
	2023	2022
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$613,358	$290,010
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	101,433	121,404
Impact of foreign tax rates and change in future tax rates	23,460	(5,106)
Permanent differences	(300,567)	32,231
Impact of foreign exchange on deferred income tax balances	(45,412)	6,635
Other	25,490	—
Total income and mining taxes expense	$417,762	$445,174

The following table sets out the components of Agnico Eagle’s deferred income tax assets:

	As at	As at
	December 31, 2023	December 31, 2022
Mining properties	$28,388	$(26,627)
Net operating loss carry forwards	—	13,466
Mining taxes	6,098	1,995
Reclamation provisions and other liabilities	19,310	22,740
Total deferred income tax assets	$53,796	$11,574

The following table sets out the components of Agnico Eagle’s deferred income and mining tax liabilities:

	As at	As at
	December 31, 2023	December 31, 2022
Mining properties	$4,960,289	$4,115,221
Net operating and capital loss carry forwards	(77,247)	(49,394)
Mining taxes	308,157	195,249
Reclamation provisions and other liabilities	(217,928)	(279,201)
Total deferred income and mining tax liabilities	$4,973,271	$3,981,875

25.INCOME AND MINING TAXES (Continued)

Changes in net deferred tax assets and liabilities for the years ended December 31, 2023 and 2022 are as follows:

	As at	As at
	December 31, 2023	December 31, 2022
Net deferred income and mining tax liabilities - beginning of year	$3,970,301	$1,089,520
Income and mining tax impact recognized in net income	52,041	168,109
Income tax impact recognized in other comprehensive income and equity	984	(11,169)
Deferred income tax liability acquired on Yamana Transaction (Note 6)	896,149	—
Deferred income tax liability acquired on the purchase of Kirkland (Note 6)	—	2,723,841
Net deferred income and mining tax liabilities - end of year	$4,919,475	$3,970,301

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject, in the future, to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company’s business conducted within the country involved.

The deductible temporary differences in respect of which a deferred tax asset has not been recognized in the consolidated balance sheets are as follows:

	As at	As at
	December 31, 2023	December 31, 2022
Other deductible temporary differences	$1,485,481	$1,012,924

The Company has $433.5 million (2022 — $962.0 million) of taxable temporary differences associated with its investments in subsidiaries for which deferred income tax has not been recognized, as the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

The Company is subject to taxes in Canada, Australia, Finland and Mexico, each with varying statutes of limitations. Prior taxation years generally remain subject to examination by applicable taxation authorities.

The Company is within the scope of the OECD Pillar Two model rules. As at December 31, 2023, Pillar Two legislation was enacted in some of the jurisdictions in which the Company’s entities are incorporated. The Pillar Two legislation in these jurisdictions came into effect from January 1, 2024. Since the Pillar Two legislation was not effective at the reporting date, the Company has no related current tax exposure.

The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

Under the legislation, the Company is liable to pay a top-up tax for the difference between their Global Anti-Base Erosion effective tax rate per jurisdiction and the 15% minimum rate. No material top-up tax is expected for the Company for fiscal years after December 31, 2023.